Note 16 - Income Tax (Details) - Effective Income Tax Rate Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation [Abstract]
Income tax expense using combined statutory rate of 26.5% (2013 - 26.5%, 2012 - 26.5%)	$ 32,117	$ 18,233	$ 16,463
Permanent differences	4,507	4,125	3,286
Tax effect of flow through entities	(1,005)	(2,156)	(3,663)
Impairment and other charges	669		676
Impact of changes in foreign exchange rates	(1,172)	(518)	1,546
Adjustments to tax liabilities for prior periods	274	925	721
Effects of changes in enacted tax rates	12	250	(14)
Changes in liability for unrecognized tax benefits	(5,015)	181	352
Stock-based compensation	1,779	2,201	(47)
Foreign, state and provincial tax rate differential	(1,312)	(3,726)	(714)
Impact of expired losses	696
Tax on preferred shares		880
Other taxes	1,735	1,906	94
Change in valuation allowances	(1,486)	(97)	2,033
Provision for income taxes as reported	$ 31,799	$ 22,204	$ 20,733